ENTERPRISE-WIDE DISCLOSURE (Details - Revenues by business) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Revenue from External Customer [Line Items]
Total revenues	$ 2,079,203	$ 2,894,128	$ 5,060,143	$ 4,220,776
Electronic Device Hardware Components Sales [Member]
Revenue from External Customer [Line Items]
Total revenues	0	43,479	0	103,381
Software And Website Development Services [Member]
Revenue from External Customer [Line Items]
Total revenues	0	0	0	19,230
Software Maintenance And Business Promotion Services [Member]
Revenue from External Customer [Line Items]
Total revenues	0	14,013	0	29,276
Business Consulting Services [Member]
Revenue from External Customer [Line Items]
Total revenues	9,120	17,580	230,367	68,113
Global Logistics Services [Member]
Revenue from External Customer [Line Items]
Total revenues	$ 2,070,083	$ 2,819,056	$ 4,829,776	$ 4,000,776